Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Recognized Share Based Payment Expenses

The expense recognized for share‑based payments during the year is shown in the table below:

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Expense arising from equity-settled share-based payment transactions:
Director and employee services received	3,897,638	732,688	685,409
	3,897,638	732,688	685,409

Summary of Fair Value of Share Options Granted

Options/Rights services	Grant date	Grant date fair value US$	Exercise price US$	Expiry date	Vesting date
LTIP - director FY2016	March 7,2016	0.14	0.36	March 7, 2021	June 30, 2016
LTIP - director FY2019	November 29, 2018	0.15	0.625	November 29, 2022	November 29, 2019
LTIP - employees FY2016	March 31, 2016	0.18	0.37	January 1, 2022	January 1, 2017
LTIP - employees FY2018	August 23, 2017	0.26	0.92	January 1, 2023	June 30, 2018
LTIP - employees FY2019	April 3, 2019	0.18	0.608	April 3, 2023	April 3, 2021
NED Plan FY2016	March 7,2016	0.14	0.36	March 7, 2021	June 30, 2016
NED Plan FY2019	November 29, 2018	0.15	0.625	November 29, 2022	November 29, 2019
NED Plan FY2021	October 12, 2020	1.05	3.24	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.05	3.24	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.05	3.24	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.05	3.24	October 11, 2024	October 12, 2023
NED Plan FY2021	October 12, 2020	1.24	2.16	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.24	2.16	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.24	2.16	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.24	2.16	October 11, 2024	October 12, 2023
NED Plan FY2021	January 19, 2021	0.88	1.56	January 18, 2025	January 19, 2021
NED Plan FY2021	January 19, 2021	0.88	1.56	January 18, 2025	January 19, 2022
NED Plan FY2021	January 19, 2021	0.88	1.56	January 18, 2025	January 19, 2023
NED Plan FY2021	January 19, 2021	0.88	1.56	January 18, 2025	January 19, 2024

Options/Rights services	Grant date share price US$	Exercise price US$	Fair value per option US$	Expected volatility	Option life	Dividend yield	Risk free interest rate	Model used
LTIP - director FY2016	0.28	0.36	0.14	65%	5 years	0%	2.09%	Binomial
LTIP - director FY2019	0.42	0.63	0.15	58%	4 years	0%	2.04%	Binomial
LTIP - employees FY2016	0.54	0.37	0.18	65%	5 years	0%	2.09%	Binomial
LTIP - employees FY2018	0.34	0.92	0.26	66%	5 years	0%	2.09%	Binomial
LTIP - employees FY2019	0.48	0.61	0.18	57%	4 years	0%	2.04%	Binomial
NED Plan FY2016	0.28	0.36	0.14	65%	5 years	0%	2.09%	Binomial
NED Plan FY2019	0.42	0.63	0.15	58%	4 years	0%	2.04%	Binomial
NED Plan FY2021	2.19	2.16	1.24	77.25%	4 years	0%	0.25%	Binomial
NED Play FY2021	2.19	3.24	1.05	77.25%	4 years	0%	0.25%	Binomial
NED Plan FY2021	1.56	1.56	0.88	77.01%	4 years	0%	0.25%	Binomial

Summary of Share Options Outstanding

The following reconciles the share options outstanding at the beginning and end of the year:

	2021		2020		2019
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	18,044,000	0.50	18,919,000	0.50	10,075,000	0.39
Granted during the year:
To employees and directors under the LTIP and NED Plan	7,000,000	2.21	—	—	8,844,000	0.62
Exercised during the year	(8,400,000)	0.36	(875,000)	0.37	—	—
Expired during the year	—	—	—	—	—	—
Balance at end of the year	16,644,000	1.28	18,044,000	0.50	18,919,000	0.50
Exercisable at end of year	11,394,000	0.86	18,044,000	0.50	9,905,000	0.37